Other Payables, Accruals and Advance Receipts (Tables)	12 Months Ended
Dec. 31, 2024
Other Payables, Accruals and Advance Receipts
Schedule of other payables, accruals and advance receipts

	December 31,
	2024	2023

	(in US$’000)
Accrued research and development expenses	153,978	153,737
Accrued salaries and benefits	29,751	45,048
Accrued capital expenditures	15,858	23,659
Accrued selling and marketing expenses	14,705	16,340
Accrued administrative and other general expenses	14,046	15,777
Deferred government grants (Note 21)	6,004	740
Advances for inventory purchases	5,663	1,896
Amounts due to related parties (Note 23(ii))	2,016	2,162
Deposits	1,627	1,564
Others	12,476	10,476
	256,124	271,399